                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-7644
                                                      --------

                       Gabelli Capital Series Funds, Inc.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:  1-800-422-3554
                                                           ---------------

                      Date of fiscal year end:  December 31
                                               ------------

                   Date of reporting period:  December 31, 2003
                                             ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is attached herewith.

/ /  Gabelli Capital Asset Fund
Portfolio of Investments

December 31, 2003



COMMON STOCKS -- 92.2%
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
AEROSPACE -- 0.8%
     80,000   Titan Corp.+              $  1,697,844   $  1,744,800
-------------------------------------------------------------------
AGRICULTURE -- 2.4%
     50,000   AGCO Corp.+                  1,018,345      1,007,000
    275,000   Archer-Daniels-Midland
               Co.                         3,486,966      4,185,500
                                        ------------   ------------
                                           4,505,311      5,192,500
-------------------------------------------------------------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.2%
      7,000   BorgWarner Inc.                352,271        595,490
     29,000   CLARCOR Inc.                   548,692      1,278,900
    280,000   Dana Corp.                   4,386,399      5,138,000
     90,000   GenCorp Inc.                   854,121        969,300
     55,000   Modine Manufacturing Co.     1,554,850      1,483,900
     68,000   Scheib (Earl) Inc.+            426,621        166,600
     60,000   Standard Motor Products
               Inc.                          976,678        729,000
      6,000   Superior Industries
               International Inc.            156,207        261,120
     45,000   Tenneco Automotive Inc.+       330,019        301,050
     34,300   TransPro Inc.+                 216,824        143,717
                                        ------------   ------------
                                           9,802,682     11,067,077
-------------------------------------------------------------------
AVIATION: PARTS AND SERVICES -- 2.6%
     18,000   Aviall Inc.+                   244,445        279,180
      3,000   Barnes Group Inc.               44,681         96,930
     28,000   Curtiss-Wright Corp.,
               Cl. B                         758,388      1,257,200
    115,000   Fairchild Corp., Cl. A+        740,716        579,600
     50,000   Kaman Corp., Cl. A             652,719        636,500
      6,500   Moog Inc., Cl. A+              109,858        321,100
     20,001   Precision Castparts
               Corp.                         881,665        908,224
     30,000   Sequa Corp., Cl. A+          1,048,824      1,470,000
                                        ------------   ------------
                                           4,481,296      5,548,734
-------------------------------------------------------------------
BROADCASTING -- 5.6%
     40,000   Fisher Communications
               Inc.+                       2,341,396      2,040,000
    130,000   Granite Broadcasting
               Corp.+                        811,711        214,500
    220,000   Gray Television Inc.         2,308,168      3,326,400
     50,000   Grupo Televisa SA, ADR       1,875,287      1,993,000
     50,000   Liberty Corp.                2,401,567      2,259,500
     22,000   Lin TV Corp., Cl. A+           483,760        567,820
     45,000   Paxson Communications
               Corp.+                        361,066        173,250
     50,000   Sinclair Broadcast Group
               Inc., Cl. A+                  578,699        746,000
     32,500   Young Broadcasting Inc.,
               Cl. A+                        682,460        651,300
                                        ------------   ------------
                                          11,844,114     11,971,770
-------------------------------------------------------------------
BUSINESS SERVICES -- 0.5%
     20,000   Cendant Corp.+                 305,380        445,400
     73,000   Nashua Corp.+                  637,069        620,500
                                        ------------   ------------
                                             942,449      1,065,900
-------------------------------------------------------------------
CABLE -- 2.3%
      5,000   Adelphia Communications
               Corp., Cl. A+                   5,250          3,000
    181,900   Cablevision Systems
               Corp., Cl. A+               1,339,300      4,254,641
     75,000   UnitedGlobalCom Inc.,
               Cl. A+                        343,292        636,000
                                        ------------   ------------
                                           1,687,842      4,893,641
-------------------------------------------------------------------

-------------------------------------------------------------------
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.0%
    170,000   Corning Inc.+             $  1,179,754   $  1,773,100
    100,000   Lucent Technologies
               Inc.+                         402,920        284,000
    135,000   Motorola Inc.                1,421,983      1,899,450
    100,000   Nortel Networks Corp.+         481,000        423,000
                                        ------------   ------------
                                           3,485,657      4,379,550
-------------------------------------------------------------------
COMPUTER SOFTWARE AND SERVICES -- 0.2%
     20,000   Maxtor Corp.+                  181,600        222,000
    100,000   Xanser Corp.+                  290,627        237,000
                                        ------------   ------------
                                             472,227        459,000
-------------------------------------------------------------------
CONSUMER PRODUCTS -- 2.1%
      9,000   Alberto-Culver Co., Cl.
               B                             427,626        567,720
     25,000   Gallaher Group plc, ADR        599,663      1,063,500
     30,600   National Presto
               Industries Inc.             1,043,907      1,106,190
     12,000   Procter & Gamble Co.           762,584      1,198,560
     10,000   Sony Corp., ADR                317,134        346,700
     60,000   Weider Nutrition
               International Inc.+           149,346        267,000
                                        ------------   ------------
                                           3,300,260      4,549,670
-------------------------------------------------------------------
CONSUMER SERVICES -- 1.8%
     20,000   InterActiveCorp.+              154,375        678,600
    140,000   Rollins Inc.                 1,625,914      3,157,000
                                        ------------   ------------
                                           1,780,289      3,835,600
-------------------------------------------------------------------
DIVERSIFIED INDUSTRIAL -- 7.1%
     47,000   Ampco-Pittsburgh Corp.         725,151        642,490
     36,000   Baldor Electric Co.            773,737        822,600
     40,000   Cooper Industries Ltd.,
               Cl. A                       1,695,376      2,317,200
     30,000   Crane Co.                      623,766        922,200
    110,000   General Electric Co.         3,256,386      3,407,800
     15,000   Greif Inc., Cl. A              394,217        532,650
     13,500   Harbor Global Co. Ltd.+         31,715        122,850
    100,000   Honeywell International
               Inc.                        2,916,354      3,343,000
     73,600   Katy Industries Inc.+          968,000        420,256
     80,000   Myers Industries Inc.          752,751        969,600
     85,000   Sensient Technologies
               Corp.                       1,634,671      1,680,450
     19,000   WHX Corp.+                     104,092         50,730
                                        ------------   ------------
                                          13,876,216     15,231,826
-------------------------------------------------------------------
ELECTRONICS -- 1.9%
     35,000   Agere Systems Inc., Cl.
               B+                             71,120        101,500
     75,000   Texas Instruments Inc.       1,787,940      2,203,500
     75,000   Thomas & Betts Corp.         1,375,461      1,716,750
                                        ------------   ------------
                                           3,234,521      4,021,750
-------------------------------------------------------------------
ENERGY AND UTILITIES -- 5.5%
     90,000   Allegheny Energy Inc.+         773,790      1,148,400
     80,000   Aquila Inc.+                   286,441        271,200
     50,000   CMS Energy Corp.+              356,085        426,000
     20,000   ConocoPhillips               1,163,449      1,311,400
      6,000   Devon Energy Corp.             287,172        343,560
     70,000   Duquesne Light Holdings
               Inc.                        1,060,298      1,283,800
     95,000   El Paso Corp.                  829,720        778,050
    110,000   El Paso Electric Co.+          988,418      1,468,500
     20,000   Exxon Mobil Corp.              683,662        820,000
      4,666   Florida Public Utilities
               Co.                            55,292         73,653
     20,000   Kerr-McGee Corp.             1,076,159        929,800

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

Gabelli Capital Asset Fund
Portfolio of Investments  (Continued)

-------------------------------------------------------------------
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
     40,000   Mirant Corp.+             $    153,300   $     15,600
     60,000   Northeast Utilities          1,151,948      1,210,200
     22,000   NSTAR                          991,703      1,067,000
     17,000   Progress Energy Inc.,
               CVO+                            7,800          3,910
     30,400   Southwest Gas Corp.            743,740        682,480
                                        ------------   ------------
                                          10,608,977     11,833,553
-------------------------------------------------------------------
ENTERTAINMENT -- 9.0%
     37,000   Dover Motorsports Inc.         231,118        129,500
     60,000   Fox Entertainment Group
               Inc., Cl. A+                1,516,044      1,749,000
      6,000   GC Companies Inc.+              12,120          2,100
    140,000   Gemstar-TV Guide
               International Inc.+           875,323        707,000
    330,000   Liberty Media Corp., Cl.
               A+                          1,571,714      3,923,700
     80,000   Metro-Goldwyn-Mayer
               Inc.+                       1,098,013      1,367,200
    115,000   The Walt Disney Co.          2,402,259      2,682,950
    200,000   Time Warner Inc.+            3,362,397      3,598,000
     50,000   Topps Co. Inc.                 460,778        513,000
     60,000   Viacom Inc., Cl. A           1,326,428      2,656,200
     70,000   Vivendi Universal SA,
               ADR+                        1,086,493      1,699,600
     15,000   World Wrestling
               Entertainment Inc.            145,483        196,500
                                        ------------   ------------
                                          14,088,170     19,224,750
-------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.4%
    100,000   Allied Waste Industries
               Inc.+                         999,912      1,388,000
     12,000   Catalytica Energy
               Systems Inc.+                  71,187         41,988
     55,000   Waste Management Inc.        1,153,971      1,628,000
                                        ------------   ------------
                                           2,225,070      3,057,988
-------------------------------------------------------------------
EQUIPMENT AND SUPPLIES -- 6.4%
     35,000   AMETEK Inc.                    717,894      1,689,100
     40,000   Baldwin Technology Co.
               Inc., Cl. A+                   63,576         92,000
     35,000   Belden Inc.                    492,982        738,150
      5,000   C&D Technologies Inc.           91,700         95,850
     40,000   Capstone Turbine Corp.+         70,880         74,400
      7,000   CIRCOR International
               Inc.                           73,502        168,700
    100,000   CTS Corp.                    1,102,936      1,150,000
     16,000   Cuno Inc.+                     315,437        720,480
     21,000   Eastern Co.                    326,937        328,440
    225,000   Fedders Corp.                1,120,992      1,620,000
     35,000   Flowserve Corp.+               495,714        730,800
     21,000   Franklin Electric Co.
               Inc.                          367,306      1,270,290
     30,000   GrafTech International
               Ltd.+                         388,561        405,000
     20,000   IDEX Corp.                     498,310        831,800
      3,000   Imagistics International
               Inc.+                          60,106        112,500
    200,000   Interpump Group SpA            784,404        895,560
     40,000   Navistar International
               Corp.+                        789,981      1,915,600
     40,000   Watts Water Technologies
               Inc., Cl. A                   552,914        888,000
                                        ------------   ------------
                                           8,314,132     13,726,670
-------------------------------------------------------------------
FINANCIAL SERVICES -- 5.5%
     95,000   American Express Co.         3,411,042      4,581,850
     48,000   Argonaut Group Inc.+         1,086,565        745,920
     20,000   Bank of New York Co.
               Inc.                          646,337        662,400
     15,000   BKF Capital Group Inc.+        388,458        370,200
     13,000   Deutsche Bank AG, ADR          797,893      1,068,730

-------------------------------------------------------------------
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
    165,500   J Net Enterprises Inc.+   $    555,391   $    231,700
     25,000   KeyCorp                        706,750        733,000
     30,000   Midland Co.                    221,322        708,600
     85,000   MONY Group Inc.+             2,759,592      2,659,650
                                        ------------   ------------
                                          10,573,350     11,762,050
-------------------------------------------------------------------
FOOD AND BEVERAGE -- 8.3%
     10,000   Allied Domecq plc, ADR         204,522        315,900
     10,000   Brown-Forman Corp., Cl.
               A                             477,226        969,500
     35,000   Campbell Soup Co.              938,291        938,000
     30,000   Coca-Cola Co.                1,439,266      1,522,500
     52,000   Corn Products
               International Inc.          1,275,632      1,791,400
     30,000   Del Monte Foods Co.+           252,853        312,000
     55,000   Diageo plc, ADR              2,099,518      2,907,300
     35,000   Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A        2,717,479      2,721,250
     73,000   Heinz (H.J.) Co.             2,704,248      2,659,390
     20,000   Kellogg Co.                    542,423        761,600
    130,000   PepsiAmericas Inc.           1,730,112      2,225,600
     20,000   Tootsie Roll Industries
               Inc.                          324,957        720,000
     60,000   Twinlab Corp.+                 144,933          1,200
                                        ------------   ------------
                                          14,851,460     17,845,640
-------------------------------------------------------------------
HEALTH CARE -- 3.0%
      8,000   DENTSPLY International
               Inc.                          340,300        361,360
     10,000   Eli Lilly & Co.                614,026        703,300
      4,400   Henry Schein Inc.+             225,302        297,352
      9,000   INAMED Corp.+                  418,918        432,540
      4,000   Invitrogen Corp.+              167,555        280,000
     13,000   IVAX Corp.+                    146,900        310,440
     24,000   Johnson & Johnson            1,198,000      1,239,840
     18,000   Merck & Co. Inc.               794,290        831,600
      2,000   Patterson Dental Co.+           88,120        128,320
     50,000   Pfizer Inc.                  1,634,499      1,766,500
                                        ------------   ------------
                                           5,627,910      6,351,252
-------------------------------------------------------------------
HOTELS AND GAMING -- 2.9%
     55,000   Aztar Corp.+                   368,807      1,237,500
     70,000   Boca Resorts Inc., Cl.
               A+                            871,991      1,047,200
     27,000   Dover Downs Gaming &
               Entertainment Inc.            309,456        255,420
     80,000   Gaylord Entertainment
               Co.+                        2,297,856      2,388,000
     80,000   Hilton Hotels Corp.            631,540      1,370,400
                                        ------------   ------------
                                           4,479,650      6,298,520
-------------------------------------------------------------------
METALS AND MINING -- 0.1%
      8,000   Compania de Minas
               Buenaventura SA, ADR          161,850        226,240
-------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.3%
     25,000   Pactiv Corp.+                  241,711        597,500
-------------------------------------------------------------------
PUBLISHING -- 4.9%
     10,000   Knight-Ridder Inc.             671,664        773,700
     10,000   Lee Enterprises Inc.           289,859        436,500
     22,000   McClatchy Co., Cl. A           637,731      1,513,600
      8,000   Meredith Corp.                 171,362        390,480
     40,000   New York Times Co., Cl.
               A                           1,847,173      1,911,600
    150,000   Penton Media Inc.+             264,737        204,000
    380,000   PRIMEDIA Inc.+               1,484,601      1,075,400
     28,000   Pulitzer Inc.                1,006,758      1,512,000

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

Gabelli Capital Asset Fund
Portfolio of Investments  (Continued)

-------------------------------------------------------------------
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
     60,000   Reader's Digest
               Association Inc.         $    975,486   $    879,600
      5,000   Scripps (E.W.) Co., Cl.
               A                             377,750        470,700
     73,000   Thomas Nelson Inc.             824,481      1,411,090
                                        ------------   ------------
                                           8,551,602     10,578,670
-------------------------------------------------------------------
REAL ESTATE -- 0.3%
     47,000   Griffin Land & Nurseries
               Inc.+                         659,368        667,917
-------------------------------------------------------------------
RETAIL -- 0.8%
     22,500   Aaron Rents Inc., Cl. A        281,332        416,025
     12,000   Ingles Markets Inc., Cl.
               A                             150,950        123,240
     20,000   Neiman Marcus Group
               Inc., Cl. A+                  629,298      1,073,400
                                        ------------   ------------
                                           1,061,580      1,612,665
-------------------------------------------------------------------
SATELLITE -- 0.6%
     78,206   Hughes Electronics
               Corp.+                      1,278,957      1,294,301
-------------------------------------------------------------------
SPECIALTY CHEMICALS -- 2.0%
     40,000   Ferro Corp.                    813,581      1,088,400
     20,000   Great Lakes Chemical
               Corp.                         504,191        543,800
      2,000   Hawkins Inc.                    15,000         27,920
     95,000   Hercules Inc.+               1,226,065      1,159,000
     20,000   MacDermid Inc.                 287,919        684,800
     11,200   Material Sciences Corp.+       100,389        113,232
    100,000   Omnova Solutions Inc.+         678,542        480,000
      5,000   Quaker Chemical Corp.           87,062        153,750
                                        ------------   ------------
                                           3,712,749      4,250,902
-------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.9%
     40,000   AT&T Corp.                   1,273,070        812,000
     30,000   CenturyTel Inc.                822,178        978,600
    330,000   Cincinnati Bell Inc.+        2,493,938      1,666,500
    140,000   Citizens Communications
               Co.+                        1,583,525      1,738,800
    250,000   Qwest Communications
               International Inc.+           875,990      1,080,000
     35,000   SBC Communications Inc.      1,025,917        912,450
     76,000   Sprint Corp.-FON Group       1,057,187      1,247,920
                                        ------------   ------------
                                           9,131,805      8,436,270
-------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 2.8%
    170,000   AT&T Wireless Services
               Inc.+                       1,407,348      1,358,300
     30,000   Leap Wireless
               International Inc.+             8,400            990
     95,000   mm02 plc, ADR+               1,041,228      1,297,700
     35,000   Price Communications
               Corp.+                        520,488        480,550
      7,500   Rogers Wireless
               Communications Inc.,
               Cl. B+                         86,303        160,500

-------------------------------------------------------------------
                                                             Market
Shares                                          Cost          Value
-------------------------------------------------------------------
    150,000   Sprint Corp.-PCS Group+   $    990,538   $    843,000
      6,000   Telephone & Data Systems
               Inc.                          251,190        375,300
     30,000   United States Cellular
               Corp.+                        944,739      1,065,000
     20,000   Western Wireless Corp.,
               Cl. A+                         60,000        367,200
                                        ------------   ------------
                                           5,310,234      5,948,540
-------------------------------------------------------------------
              TOTAL COMMON STOCKS        161,989,283    197,675,246
-------------------------------------------------------------------
PREFERRED STOCKS -- 0.7%
BROADCASTING -- 0.7%
     48,747   News Corp. Ltd., Pfd.,
               ADR                      $  1,615,225   $  1,474,599
-------------------------------------------------------------------
RIGHTS -- 0.0%
EQUIPMENT AND SUPPLIES -- 0.0%
    225,000   Fedders Corp. Rights+     $          0   $     13,500
-------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 5.6%
Principal                                                    Market
Amount                                          Cost          Value
-------------------------------------------------------------------
$12,145,000   U.S. Treasury Bills,
                0.822% to 0.956%++,
                01/02/04 to 03/04/04    $ 12,137,114   $ 12,137,310
-------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.5%              $175,741,622    211,300,655
OTHER ASSETS AND LIABILITIES (NET) -- 1.5%                3,179,339
-------------------------------------------------------------------
NET ASSETS -- 100.0%                                   $214,479,994
-------------------------------------------------------------------
For Federal tax purposes:
Aggregate cost                                         $180,859,498
                                                       ------------
Gross unrealized appreciation                          $ 37,899,755
Gross unrealized depreciation                            (7,458,598)
                                                       ------------
Net unrealized appreciation                            $ 30,441,157
                                                       ============
-------------------------------------------------------------------

+  Non-income producing security.

++  Represents annualized yield at date of purchase.

GLOSSARY OF TERMS:
    ADR -- American Depository Receipt.
    CVO -- Contingent Value Obligation.

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003
------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended
December 31, 2003
------------------------------------------------------------

ASSETS
  Investments, at value (Cost $175,741,622)     $211,300,655
  Cash                                                   732
  Dividends receivable                               206,799
  Receivable for investments sold                  4,309,262
  Receivable for Fund shares sold                    101,734
  Other assets                                        11,046
                                                ------------
    TOTAL ASSETS                                 215,930,228
                                                ------------
LIABILITIES:
  Payable for Fund shares redeemed                    45,261
  Payable for investments purchased                1,141,511
  Payable for investment advisory fees               176,135
  Other accrued expenses                              87,327
                                                ------------
    TOTAL LIABILITIES                              1,450,234
                                                ------------
    NET ASSETS applicable to 13,043,543 shares
      outstanding                               $214,479,994
                                                ============
NET ASSETS CONSIST OF:
  Capital stock, at par value                         13,044
  Additional paid-in capital                     183,823,560
  Accumulated net realized loss on investments    (4,915,642)
  Net unrealized appreciation on investments      35,559,032
                                                ------------
    TOTAL NET ASSETS                            $214,479,994
                                                ============
    NET ASSET VALUE, offering and redemption
      price per share ($214,479,994 /
      13,043,543 shares outstanding;
      500,000,000 shares authorized of $0.001
      par value)                                $      16.44
                                                ============

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $10,903)    $ 2,102,825
  Interest                                            35,421
                                                 -----------
    Total Investment Income                        2,138,246
                                                 -----------

  EXPENSES:
    Management fees                                1,729,402
    Custodian fees                                    56,246
    Legal and audit fees                              47,316
    Directors' fees                                   24,028
    Shareholder services fees                         11,643
    Miscellaneous expenses                            48,292
                                                 -----------
      Total Expenses                               1,916,927
                                                 -----------
  NET INVESTMENT INCOME                              221,319
                                                 -----------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
    Net realized gain on investments               1,712,646
    Net change in unrealized
      appreciation/depreciation on investments    51,807,823
                                                 -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                   53,520,469
                                                 -----------
    NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                 $53,741,788
                                                 ===========

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED DECEMBER 31,
                                                                        ------------------------------------
                                                                            2003                    2002
                                                                        ------------            ------------
OPERATIONS:
  Net investment income                                                 $    221,319            $    363,082
  Net realized gain/(loss) on investments                                  1,712,646              (4,036,759)
  Net change in unrealized appreciation/depreciation on
    investments                                                           51,807,823             (26,863,133)
                                                                        ------------            ------------
    NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS                                                           53,741,788             (30,536,810)
                                                                        ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                     (217,324)               (363,739)
  Net realized gain on investments                                          (191,297)                (66,467)
                                                                        ------------            ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (408,621)               (430,206)
                                                                        ------------            ------------

CAPITAL SHARE TRANSACTIONS:
    Net increase/(decrease) in net assets from capital share
     transactions                                                          2,316,212              (3,352,410)
                                                                        ------------            ------------
  NET INCREASE/(DECREASE) IN NET ASSETS                                   55,649,379             (34,319,426)

NET ASSETS:
Beginning of period                                                      158,830,615             193,150,041
                                                                        ------------            ------------
End of period                                                           $214,479,994            $158,830,615
                                                                        ============            ============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.

/ /  Gabelli Capital Asset Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

NOTE A.  ORGANIZATION

     The Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's primary objective is growth of capital. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

NOTE B.  SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Securities Transactions and Investment Income

     Securities transactions are accounted for on the trade date with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and long term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $3,995, with an offsetting adjustment to accumulated net realized loss on investments.

     The tax character of distributions paid during the fiscal years ended December 31, 2003 and 2002 were as follows:

                             YEAR ENDED     YEAR ENDED
                            DECEMBER 31,   DECEMBER 31,
                                2003           2002
                            ------------   ------------
Distributions paid from:
Ordinary income (inclusive
  of short term capital
  gains)                      $207,052       $414,298
Net long term capital
  gains                        201,569         15,908
                              --------       --------
Total Taxable
  Distributions:              $408,621       $430,206
                              ========       ========

Provision for Income Taxes

     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

     As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

Accumulated net gain on investments    $   202,233
Net unrealized appreciation             30,441,157
                                       -----------
Total accumulated earnings             $30,643,390
                                       ===========

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales. For the year ended December 31, 2003, the Fund deducted net capital losses carryovers from prior years against its current year capital gains in the amount of $3,125,346.

NOTE C.  AGREEMENTS WITH AFFILIATED PARTIES

     Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services LLC (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

NOTE D.  PORTFOLIO SECURITIES

     Purchases and proceeds from the sales of securities for the year ended December 31, 2003, other than short term securities, aggregated $66,477,440 and $72,942,439, respectively.

NOTE E.  TRANSACTIONS WITH AFFILIATES

     During the year ended December 31, 2003, the Fund paid brokerage commissions of $208,502 to Gabelli & Company, Inc. and its affiliates.

     The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and Gabelli Funds, LLC (the "Adviser"). During fiscal 2003, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expense in the Statement of Operations.

NOTE F.  LINE OF CREDIT

     The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no borrowings outstanding at December 31, 2003.

     The average daily amount of borrowings outstanding within the year ended December 31, 2003 was $225,808, with a related weighted interest rate of 2.04%. The maximum amount borrowed at any time during the year ended December 31, 2003 was $3,130,000.

NOTE G.  CAPITAL STOCK TRANSACTIONS

     Transactions in shares of capital stock were as follows:

                                               YEAR ENDED                  YEAR ENDED
                                            DECEMBER 31, 2003           DECEMBER 31, 2002
                                        -------------------------   -------------------------
                                          SHARES        AMOUNT        SHARES        AMOUNT
                                        ----------   ------------   ----------   ------------
Shares sold                              1,931,106   $ 27,715,553    2,556,216   $ 34,683,501
Shares issued upon reinvestment of
  dividends                                 24,795        408,621       35,582        430,206
Shares redeemed                         (1,972,341)   (25,807,962)  (3,104,668)   (38,466,117)
                                        ----------   ------------   ----------   ------------
Net increase (decrease)                    (16,440)  $  2,316,212     (512,870)  $ (3,352,410)
                                        ==========   ============   ==========   ============

/ /  Gabelli Capital Asset Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:

                                                             YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------
                                                 2003       2002       2001       2000       1999
                                               ----------------------------------------------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period.......  $  12.16   $  14.23   $  14.71   $  17.48   $  16.20
                                               --------   --------   --------   --------   --------
  Net investment income......................      0.02       0.03       0.07       0.04       0.02
  Net realized and unrealized gain/(loss) on
    investments..............................      4.29      (2.07)      0.31       0.87       3.15
                                               --------   --------   --------   --------   --------
  Total from investment operations...........      4.31      (2.04)      0.38       0.91       3.17
                                               --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income......................     (0.02)     (0.03)     (0.08)     (0.04)     (0.02)
  Net realized gain on investments...........     (0.01)     (0.00)(b)  (0.78)     (3.64)     (1.87)
                                               --------   --------   --------   --------   --------
  Total distributions........................     (0.03)     (0.03)     (0.86)     (3.68)     (1.89)
                                               --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD...............  $  16.44   $  12.16   $  14.23   $  14.71   $  17.48
                                               --------   --------   --------   --------   --------
TOTAL RETURN+................................      35.5%     (14.3)%      2.6%       5.6%      19.8%
                                               --------   --------   --------   --------   --------

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL
  DATA:
  Net assets, end of period (in 000's).......  $214,480   $158,831   $193,150   $155,870   $176,086
  Ratio of net investment income to average
    net assets...............................      0.13%      0.20%      0.54%      0.18%      0.13%
  Ratio of operating expenses to average net
    assets(a)................................      1.11%      1.12%      1.09%      1.09%      1.08%
  Portfolio turnover rate....................        39%        19%        29%        64%        54%

 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a) The Fund incurred interest expense during the year ended December 31, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.08%.

(b) Amount represents less than $0.005 per share.

--------------------------------------------------------------------------------
                                 See accompanying notes to financial statements.

Report of Ernst & Young LLP,
Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
GABELLI CAPITAL ASSET FUND
(A SERIES OF GABELLI CAPITAL SERIES FUNDS, INC.)

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gabelli Capital Asset Fund (the "Fund") (a series of Gabelli Capital Series Fund, Inc.) as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund at December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           [Ernest & Young SIG]

New York, New York
February 10, 2004

/ /  Gabelli Capital Asset Fund

ADDITIONAL FUND INFORMATION (UNAUDITED)

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about Gabelli Capital Series Funds, Inc. Directors and is available without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580.

--------------------------------------------------------------------------------------------------------------------------
                           TERM OF      NUMBER OF
                          OFFICE AND     FUNDS IN
                          LENGTH OF    FUND COMPLEX
   NAME, POSITION(S)         TIME      OVERSEEN BY         PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIP
   ADDRESS(1) AND AGE     SERVED(2)      DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:(3)


Mario J. Gabelli          Since 1995        24        Chairman of the Board and Chief    Director of Morgan Group
Director, President and                               Executive Officer of Gabelli       Holdings, Inc. (holding company);
Chief Investment Officer                              Asset Management Inc. and Chief    Vice Chairman of Lynch
Age: 61                                               Investment Officer of Gabelli      Corporation (diversified
                                                      Funds, LLC and GAMCO Investors,    manufacturing)
                                                      Inc.; Vice Chairman and Chief
                                                      Executive Officer of Lynch
                                                      Interactive Corporation
                                                      (multimedia and services)

Arthur V. Ferrara         Since 1995         9        Formerly, Chairman of the Board    Director of The Guardian Life
Director                                              and Chief Executive Officer of     Insurance Company of America;
Age: 73                                               The Guardian Life Insurance        Director of The Guardian
                                                      Company of America from January    Insurance & Annuity Company, Inc.
                                                      1993 to December 1995; President,  Guardian Investor Services LLC,
                                                      Chief Executive Officer and        and 5 mutual funds within the
                                                      Director prior thereto             Guardian Fund Complex

Karl Otto Pohl            Since 1995        33        Member of the Shareholder          Director of Gabelli Asset
Director                                              Committee of Sal Oppenheim Jr. &   Management Inc. (investment
Age: 74                                               Cie (private investment bank);     management); Chairman, Incentive
                                                      Former President of the Deutsche   Capital and Incentive Asset
                                                      Bundesbank and Chairman of its     Management (Zurich); Director at
                                                      Central Bank Council (1980-1991)   Sal Oppenheim, Jr. & Cie, Zurich

--------------------------------------------------------------------------------------------------------------------------
                           TERM OF      NUMBER OF
                          OFFICE AND     FUNDS IN
                          LENGTH OF    FUND COMPLEX
   NAME, POSITION(S)         TIME      OVERSEEN BY         PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIP
   ADDRESS(1) AND AGE     SERVED(2)      DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS:

Anthony J. Colavita       Since 1995        35        President and Attorney at Law at
Director                                              the law firm of Anthony J.
Age: 68                                               Colavita, P.C.

Anthony R. Pustorino      Since 1995        17        Certified Public Accountant;       Director of Lynch Corp.
Director                                              Professor Emeritus, Pace           (diversified manufacturing)
Age: 78                                               University

Werner J. Roeder, MD      Since 1995        26        Vice President/Medical Affairs,
Director                                              Lawrence Hospital Center and
Age: 63                                               practicing private physician

Anthonie C. van Ekris     Since 1995        20        Managing Director of BALMAC        Director of Aurado Exploration,
Director                                              International, Inc. (commodities)  Inc. (oil and gas operations)
Age: 69

OFFICERS:

Bruce N. Alpert           Since 1995        --        Executive Vice President and
President                                             Chief Operating Officer of
Age: 52                                               Gabelli Funds, LLC since 1988 and
                                                      an officer of all mutual funds
                                                      advised by Gabelli Funds, LLC and
                                                      its affiliates. Director and
                                                      President of Gabelli Advisers,
                                                      Inc.

James E. McKee            Since 1995        --        Vice President, General Counsel
Secretary                                             and Secretary of Gabelli Asset
Age: 40                                               Management Inc. since 1999 and
                                                      GAMCO Investors Inc. since 1993;
                                                      Secretary of all mutual funds
                                                      advised by Gabelli Advisers, Inc.
                                                      and Gabelli Funds, LLC

---------------
1 Address: One Corporate Center, Rye, NY 10580, unless otherwise noted.

2 Each Director will hold office for an indefinite term until the earliest of
  (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By-Laws and Articles of Amendment and Restatement.

3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund's Manager.

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b)   No response required.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,000 in 2003 and $33,000 in 2002.

      (b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2003 and $0 in 2002.

      (c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,400 in 2003 and $3,250 in 2002.

            Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

      (d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2003 and $0 in 2002.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to Gabelli and any affiliate of Gabelli that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or the Chairperson prior to the completion of the audit.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)   N/A

                  (c)   100%

                  (d)   N/A

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $62,400 in 2003 and $65,750 in 2002.

      (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not yet applicable.



ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto.

      (a)(3) Not applicable.

      (b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Bruce N. Alpert
                         -------------------------------------------------------
                        Bruce N. Alpert, Principal Executive Officer


Date                    March 9, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Bruce N. Alpert
                         -------------------------------------------------------
                         Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                    March 9, 2004
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.